Other Accounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid Expense and Other Assets [Abstract]
Schedule of other accounts receivable and prepaid expenses
	December 31,
	2019	2018

Indirect taxes	$620	$667
Prepaid expenses and advances to suppliers	790	752
Others	126	347

	$1,536	$1,766